Inventories (Tables)	12 Months Ended
Jun. 30, 2020
Inventories
Schedule of inventories

for the year ended 30 June	2020 Rm	2019 Rm
Inventories
Carrying value
Crude oil and other raw materials	3 513	3 938
Process material	1 868	1 890
Maintenance materials	6 376	5 940
Work in progress	2 108	2 578
Manufactured products	13 681	15 087
Consignment inventory	255	213
	27 801	29 646
Business segmentation
 Mining	1 963	1 425
 Exploration and Production International	183	163
 Energy	5 689	7 826
 Base Chemicals	6 383	7 684
 Performance Chemicals	13 558	12 522
 Group Functions	25	26
Total operations	27 801	29 646